Summary of Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2021 CNY (¥) ¥ / shares	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2021 USD ($) $ / shares	Aug. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Net cash decreased		¥ 960,642	$ 148,697	¥ 41,127		¥ 24,335
Cash balance		29,626		1,158,044				$ 4,586
Restricted cash	[1]	¥ 355,017		¥ 187,241				$ 54,953
Proceeds from issuance of offering (in Dollars) | $			$ 28,500
After tax net income percentage		10.00%	10.00%
Value-added sales tax percentage		6.00%	6.00%
Other taxes percentage		12.00%	12.00%
Value-added taxes percentage		6.00%	6.00%
Convenience translation per share | (per share)		¥ 6.4604						$ 1
Impairment loss		¥ 849,246	$ 131,454		$ 0		$ 0
Number of reporting units		5	5	5	5	5	5
Impairment loss for goodwill		¥ 1,076,560	$ 166,640
Impairment loss for intangible assets		197,328	30,544
Impairment loss		3,821,885	591,586	¥ 161,605		¥ 10,000
Contract assets
Contract with customer from prepayment				2,787,686		2,547,493			$ 431,504
Refund liability		364,447		333,045				$ 56,412
Government grants			13,344	24,238		31,937
Operating lease right of use assets				1,481,196					229,273
Operating lease liability current				483,056					74,772
Operating lease liability non-current				929,135
Operating lease right of use assets prepaid rent		81,354
Total lease liabilities				1,412,191					$ 218,592
Loss recognized on operating lease liability		45,368	7,022
Employee benefit expenses		¥ 228,255	$ 35,331	305,649		336,067
Number of reportable segments		1	1
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-02 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating lease right of use assets		¥ 1,632,236
Operating lease liability current		1,550,882
Operating lease liability non-current		1,550,882
Selling and Marketing Expense [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Advertising expenditure		463,324	$ 71,718	378,198		383,306
Other Nonoperating Income [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Government grants		86,206
Long Term Investments [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment loss		¥ 1,652,308	$ 255,759	¥ 161,600		¥ 10,000

[1]	This related to cash deposits in the bank accounts that are frozen by court order as the Company was subject to multiple legal proceedings, administrative proceedings, claims and other litigation as a result of overdue payments to service providers and loans payable to the lenders.